Ivy Global Equity Income Fund
Ivy Global Equity Income Fund
Objective
To seek to provide total return through a combination of current income and capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in funds within the Ivy Funds and/or InvestEd Portfolios. More information about these and other discounts is available from your financial professional, as well as in the Sales Charge Reductions section on page 255 of the Fund’s prospectus, in the Purchase, Redemption and Pricing of Shares section on page 146 of the Fund’s statement of additional information (SAI) and in Appendix B — Intermediary Sales Charge Discounts and Waivers. The Fund’s Class B shares are not available for purchase by new or existing investors, but are available for dividend reinvestment and exchanges.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Ivy Global Equity Income Fund - USD ($)	Class A		Class B		Class C		Class E	[1]	Class I	Class N	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%		none		none		2.50%		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	1.00%	[2]	5.00%	[2]	1.00%	[2]	none		none	none	none	none
Maximum Account Fee	$ 20	[3]	none		none		$ 20	[3]	none	none	none	none
[1]	The Fund began offering Class E shares on February 26, 2018.
[2]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
[3]	With limited exceptions, for Class A shares, if your Fund account balance is below $650 at the start of business on the Friday prior to the last full week of September of each year, the account will be assessed an account fee of $20. With limited exceptions, for Class E shares, the current $20 account fee for Ivy InvestEd Plan accounts with a balance of less than $25,000 will be assessed annually at the close of business on the second Tuesday of December.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses - Ivy Global Equity Income Fund		Class A		Class B	Class C	Class E	[1]	Class I		Class N	Class R	Class Y
Management Fees		0.69%		0.69%	0.69%	0.69%		0.69%		0.69%	0.69%	0.69%
Distribution and Service (12b-1) Fees		0.25%		1.00%	1.00%	0.25%		none		none	0.50%	0.25%
Other Expenses		0.32%		0.24%	0.20%	0.37%		0.27%		0.11%	0.35%	0.25%
Total Annual Fund Operating Expenses		1.26%		1.93%	1.89%	1.31%		0.96%		0.80%	1.54%	1.19%
Fee Waiver and/or Expense Reimbursement	[2],[3]	0.02%		none	none	0.18%		0.04%		none	none	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[4]	1.24%	[5]	1.93%	1.89%	1.13%	[5]	0.92%	[5]	0.80%	1.54%	1.19%
[1]	The Fund began offering Class E shares on February 26, 2018.
[2]	Through July 31, 2020, IDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual ordinary fund operating expenses of the Class Y shares do not exceed the total annual ordinary fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated without the consent of the Board.
[3]	Through July 31, 2020, Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Distributors, Inc. (IDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: Class A shares at 1.24%; Class B shares at 1.95%; Class E shares at 1.13%; Class I shares at 0.92%; and Class Y shares at 1.19%. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees (Board).
[4]	The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because it has been restated to exclude one-time expenses of the Fund.
[5]	The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because it has been restated to reflect a change in the Fund’s contractual class waiver.

Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for the period indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Ivy Global Equity Income Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	694	948	1,223	2,007
Class B Shares	596	906	1,142	2,080
Class C Shares	192	594	1,021	2,212
Class E Shares	382	679	1,016	1,958
Class I Shares	94	298	523	1,171
Class N Shares	82	255	444	990
Class R Shares	157	486	839	1,834
Class Y Shares	121	378	654	1,443

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Ivy Global Equity Income Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	694	948	1,223	2,007
Class B Shares	196	606	1,042	2,080
Class C Shares	192	594	1,021	2,212
Class E Shares	382	679	1,016	1,958
Class I Shares	94	298	523	1,171
Class N Shares	82	255	444	990
Class R Shares	157	486	839	1,834
Class Y Shares	121	378	654	1,443

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 55% of the average value of its portfolio.
Principal Investment Strategies
Ivy Global Equity Income Fund invests in equity securities that are issued by companies of any size located largely in developed markets around the world, that IICO believes will be able to generate a reasonable level of current income for investors given current market conditions, and that demonstrate favorable prospects for total return. The Fund focuses on companies that IICO believes have the ability to maintain and/or grow their dividends while providing capital appreciation over the long-term. The Fund typically holds a limited number of stocks (generally 50 to 70).

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities. For this purpose, such equity securities consist primarily of dividend-paying common stocks across the globe. Although the Fund invests primarily in large-capitalization companies (typically companies with market capitalizations of at least $10 billion at the time of acquisition), it may invest in companies of any size.

Under normal circumstances, the Fund invests at least 40% (or, if IICO deems it warranted by market conditions, at least 30%) of its total assets in securities of non-U.S. issuers.

In selecting securities for the Fund, IICO uses a company-specific stock selection process. IICO seeks to identify higher-quality companies that it believes are reasonably-valued, have a strong likelihood of maintaining and/or growing their dividend, and have a relatively stable to improving fundamental outlook, relative to market expectations. IICO considers an analysis of sectors/industries and geographical areas (when relevant) when determining the attractiveness of names and weightings of sectors, and to a lesser degree, countries. IICO also considers several other factors, including a company’s history of fundamentals, ability to sustain its business model, growth potential, management proficiency and competitive environment. Part of IICO’s process includes an initial screening of the investable universe based on key financial, valuation and technical criteria.

Many of the companies in which the Fund may invest have diverse operations, with products or services in foreign markets. Therefore, the Fund may have indirect exposure to various additional foreign markets through investments in these companies, even if the Fund is not invested directly in such markets.

In an effort to manage foreign currency exposure, the Fund may use forward foreign currency contracts to either increase or decrease exposure to a given currency.

Generally, in determining whether to sell a security, IICO uses the same type of analysis that it uses in buying securities of that type. For example, IICO may sell a security if it believes the security no longer offers attractive current income prospects or significant growth potential, if it believes the management of the company has weakened, and/or there exists political or economic instability in the issuer’s country. IICO also may sell a security to reduce the Fund’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.
Principal Investment Risks
As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:
  Company Risk. A company may be more volatile or perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.
  Dividend-Paying Stock Risk. Dividend-paying stocks may fall out of favor with investors and underperform non-dividend paying stocks and the market as a whole over any period of time. In addition, there is no guarantee that the companies in which the Fund invests will declare dividends in the future or that dividends, if declared, will remain at current levels or increase over time. The amount of any dividend a company may pay may fluctuate significantly. In addition, the value of dividend-paying common stocks can decline when interest rates rise as other investments become more attractive to investors. This risk may be greater due to the current period of historically low interest rates.
  Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk. The Fund may use foreign currency exchange transactions and forward foreign currency contracts to hedge certain market risks (such as interest rates, currency exchange rates and broad or specific market movement). These investment techniques involve a number of risks, including the possibility of default by the counterparty to the transaction and, to the extent IICO’s judgment as to certain market movements is incorrect, the risk of losses that are greater than if the investment technique had not been used.
  Foreign Currency Risk. Foreign securities may be denominated in foreign currencies. The value of the Fund’s investments, as measured in U.S. dollars, may be unfavorably affected by changes in foreign currency exchange rates and exchange control regulations. Investing in foreign currencies for purposes of gaining from projected changes in exchange rates further increases the Fund’s exposure to foreign investment losses. Currency markets generally are not as regulated as securities markets.
  Foreign Exposure Risk. The securities of many companies may have significant exposure to foreign markets as a result of the company’s operations, products or services in those foreign markets. As a result, a company’s domicile and/or the markets in which the company’s securities trade may not be fully reflective of its sources of revenue. Such securities would be subject to some of the same risks as an investment in foreign securities, including the risk that political and economic events unique to a country or region will adversely affect those markets in which the company’s products or services are sold.
  Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial, legal, and political considerations that are not associated with the U.S. markets and that could affect the Fund’s performance unfavorably, depending upon the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; social, political or economic instability; fluctuations in foreign currency exchange rates and related conversion costs or currency redenomination; nationalization or expropriation of assets; adverse foreign tax consequences; different and/or less stringent financial reporting standards; and settlement, custodial or other operational delays. World markets, or those in a particular region, all may react in similar fashion to important economic or political developments. In addition, key information about the issuer, the markets or the local government or economy may be unavailable, incomplete or inaccurate. Securities of issuers traded on exchanges may be suspended, either by the issuers themselves, by an exchange or by governmental authorities. In the event that the Fund holds material positions in such suspended securities, the Fund’s ability to liquidate its positions or provide liquidity to investors may be compromised and the Fund could incur significant losses.
  Holdings Risk. The Fund typically holds a limited number of stocks (generally 50 to 70). As a result, the appreciation or depreciation of any one security held by the Fund may have a greater impact on the Fund’s NAV than it would if the Fund invested in a larger number of securities.
  Large Company Risk. Large-capitalization companies may go in and out of favor based on market and economic conditions. Large-capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Although the securities of larger companies may be less volatile than those of companies with smaller market capitalizations, returns on investments in securities of large-capitalization companies could trail the returns on investments in securities of smaller companies.
  Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio. There can be no guarantee that its decisions will produce the desired results, and the Fund may not perform as well as other similar mutual funds.
  Market Risk. Markets can be volatile, and the Fund’s holdings can decline in response to adverse issuer, political, regulatory, market or economic developments or conditions that may cause a broad market decline. Different parts of the market, including different sectors and different types of securities, can react differently to these developments. Since the financial crisis that started in 2008, the U.S. and many foreign economies continue to experience its after-effects, which have resulted, and may continue to result, in volatility in the financial markets, both U.S. and foreign. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Fund. These circumstances also have decreased liquidity in some markets and may continue to do so. In addition, certain events, such as natural disasters, terrorist attacks, war, and other geopolitical events, have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Performance
The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund (other than Class E which commenced operations on February 26, 2018) and also compares the Fund’s returns with those of two broad-based securities market indexes and a Lipper and Morningstar peer group (each a universe of mutual funds with investment objectives similar to that of the Fund). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown. Unlike the returns in the chart, the returns in the table reflect the maximum applicable sales charges for the Fund.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyinvestments.com or call 800.777.6472 for the Fund’s updated performance.
Chart of Year-by-Year Returns as of December 31 each year

In the period shown in the chart, the highest quarterly return was 8.68% (the third quarter of 2013) and the lowest quarterly return was -5.80% (the third quarter of 2015). The Class A return for the year through June 30, 2018 was -1.79%.
Average Annual Total Returns as of December 31, 2017
Average Annual Total Returns - Ivy Global Equity Income Fund		1 Year	5 Years	Life of Class	Inception Date
Class A		11.81%	7.85%	9.88%	Jun. 04, 2012
Class A | Return After Taxes on Distributions		11.11%	6.69%	8.70%	Jun. 04, 2012
Class A | Return After Taxes on Distributions and Sale of Fund Shares		7.19%	5.97%	7.66%	Jun. 04, 2012
Class B		13.82%	8.26%	10.19%	Jun. 04, 2012
Class C		17.90%	8.45%	10.34%	Jun. 04, 2012
Class E					Feb. 26, 2018
Class I		19.02%	9.53%	11.45%	Jun. 04, 2012
Class N		19.19%		6.66%	Jul. 31, 2014
Class R		18.33%	8.84%	8.72%	Dec. 19, 2012
Class Y		18.77%	9.26%	11.18%	Jun. 04, 2012
FTSE All-World High Dividend Yield Index (reflects no deduction for fees, expenses or taxes)	[1]	18.94%	8.43%	11.03%	Jun. 04, 2012
MSCI World High Dividend Yield Index (reflects no deduction for fees, expenses or taxes) (Life of Class index comparison begins on June 4, 2012)		18.14%	9.32%	11.50%	Jun. 04, 2012
Lipper Global Equity Income Funds Universe Average (reflects no deduction for fees, expenses or taxes) (Life of Class index comparison begins on June 4, 2012)		17.29%	8.65%	10.32%	Jun. 04, 2012
Morningstar World Large Stock Category Average (net of fees and expenses) (Life of Class index comparison begins on June 4, 2012)		24.11%	10.74%	12.79%	Jun. 04, 2012
[1]	(The Fund’s benchmark changed from the MSCI World High Dividend Yield Index, effective April 30, 2018. IICO believes that the FTSE All-World High Dividend Yield Index is more reflective of the types of securities in which the Fund invests than the MSCI World High Dividend Yield Index.) (Life of Class index comparison begins on June 4, 2012)